Income taxes	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Income taxes
14.	Income taxes
The Company recognized current income tax expense of $22 for the year ended December 31, 2019 (2018 – expense of $678; 2017 – recovery of $9,393) and a deferred income tax expense of $123 for the year ended December 31, 2019 (2018 – $219, 2017 – $333).
As at December 31, 2019 and 2018, deferred tax assets and liabilities have been recognized with respect to the following items:

As at December 31	2019	2018
Deferred tax assets
Non-capital loss carryforwards	$—	$127

Total deferred tax assets	$—	$127

As at December 31, 2019 and 2018, Canadian deferred tax assets have not been recognized with respect to the following table. The scientific research and experimental development deferred tax assets expire between 2025 and 2028.

As at December 31	2019	2018
Deferred tax assets
Scientific research and experimental development	$2 , 640	$3,237
Investment in Sensible	855	—
Holdback receivable	688	199
Other	1,781	159
Non-capital losses	207	—

Total deferred tax assets	$6,171	$3,595

The reconciliation of the Canadian statutory rate to the income tax rate applied to the net income before discontinued operations for the years ended December 31, 2019, 2018 and 2017 to the income tax expense is as follows:

Year ended December 31	2019	2018	2017
(Loss) Income for the year
Canadian	$(7,013)	$3,440	$(2,178)
Foreign	(12,628)	1,383	4,615

	$(19,641)	$4,823	$2,437

Year ended December 31	2019	2018	2017
Canadian federal and provincial income taxes at 27% (2018 – 27%; 2017 – 27%)	$5,303	$(1,302)	$(658)
Permanent differences and other items	(330)	26	(335)
Foreign tax rate in foreign jurisdictions	(1,308)	85	656
Change in unrecognized deferred tax assets	(3,810)	294	9,397

	$(145)	$(897)	$9,060

The foreign tax rate differential is the difference between the Canadian federal and provincial statutory income tax rate and the tax rates in Barbados (2.50%), Mauritius (15.00%), Ireland (12.50%) and the United States (21.00%) that is applicable to income or losses incurred by the Company’s subsidiaries.
At December 31, 2019, the Company has the following United States losses available for application in future years:

2039	$243

$243

At December 31, 2019, the Company has the following Barbados losses available for application in future years:

2020	$1,210
202 1	1,275
2022	3,752

$6,237